Equity - Summary of Share Repurchase Program (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	7,614,404
Cash paid | $	$ (546,486)
2014
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	182,592
Cash paid | $	$ (18,506)
2015
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	2,127,900
Cash paid | $	$ (117,882)
2021
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	559,025
Cash paid | $	$ (40,514)
2022
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	2,571,917
Cash paid | $	$ (167,639)
2023
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	1,141,316
Cash paid | $	$ (105,932)
2024
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	929,941
Cash paid | $	$ (87,308)
Two Thousand Twenty Five [Member]
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	101,713
Cash paid | $	$ (8,705)